LEASES (Details 1) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
LEASES
Right-of-use assets	$ 70,987	$ 102,509
Lease liabilities, current	65,799	63,410
Lease liabilities, non-current	0	32,525
Total lease liabilities	$ 65,799	$ 95,935